Available-For-Sale Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Available-for-sale Securities Debt Maturities Fair Value
within one year	$ 672,112
1 to 2 years	138,223
2 to 3 years	38,655
3 to 4 years	3,479
Thereafter	15,020
Total	$ 867,489